Financial Assets: - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 item	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables		$ 2,804,341	$ 2,317,818
Increase in impairment allowance for accounts receivable		23,050	34,276
Accounts receivables		3,163,614	2,654,041
Contracted bonds | item	2
Investments other than investments accounted for using equity method		1,537,688	1,818,949
Fair value of bonds		1,534,003	1,804,589
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		2,304,659	2,072,306
Unimpaired past due | Three months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		139,268	127,281
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		216,978	134,128
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables		1,563,833	1,394,587
Bonds One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate	6.50%
Bonds Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate	6.80%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable		2,542	25,309
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable		6,967	23,414
Effect of foreign currency translation		792
Provision impairment		(792)
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable		24,228	$ 14,447
Effect of foreign currency translation		$ 5,457
Domestic traffic (in percent)		88.00%	90.00%
Provision impairment		$ 16,936	$ 14,447